Leases - Summary of Supplemental Consolidated Balance Sheet Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)
Leases [Abstract]
Operating leases right-of-use assets	¥ 69,612		¥ 33,127
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets	Other non-current assets
Current portion of lease liabilities	¥ 35,948
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Non-current portion of lease liabilities	¥ 34,501	$ 5,414
Operating lease liabilities current and non-current	¥ 70,449		¥ 30,903
Weighted-average remaining lease term (in years) – operating leases	2 years 2 months 4 days	2 years 2 months 4 days
Weighted-average discount rate – operating leases	5.64%	5.64%